Borrowings - Schedule of borrowings (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 359,300	$ 1,796,500
Insurance Premium Funding [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 359,300	$ 1,796,500